SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details)			12 Months Ended
	Aug. 01, 2025 USD ($)	Jan. 19, 2025 USD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Cash paid for income tax			$ 0		$ 0
Non-cash share based payments in exploration and evaluation assets			1,380,593		1,449,708
Non-cash increase (decrease) to asset retirement obligations on acquisition of exploration and evaluation assets			349,848		(75,608)
Non-cash increase to accounts payable on acquisition of exploration and evaluation assets			223,561		625,478
Depreciation of exploration and evaluation assets			46,143		24,516
Non-cash increase in right-of-use assets on acquisition of property plant and equipment			$ 165,176		$ 0
Shares issued on conversion of 2020 Debentures (in shares) | shares			2,417,068	2,417,068
Fair value of shares issued on conversion of 2020 Debentures			$ 24,291,545
Principal amount of 2020 Debentures converted	$ 3,000,000	$ 3,000,000		$ 6,000,000
Shares issued to settle interest (in shares) | shares			17,761	17,761	25,265
Fair value of shares issued for settling interest			$ 188,732		$ 348,830
Value of shares received in exchange for interest in Purepoint Joint Venture			$ 1,060,000
Percentage of interest in Purepoint Joint Venture exchanged			10.00%	10.00%
Gain (loss) on exercising put option			$ 0
Shares issued for exploration and evaluation asset (in shares) | shares			16,666	16,666
Fair value of shares issued for acquiring exploration and evaluation assets			$ 161,160
Interest in Bulyea River property			100.00%	100.00%	100.00%
Non-cash increase to contingent payments on acquisition of exploration and evaluation assets					$ 278,152
Shares issued to purchase marketable securities (in shares) | shares			100,000	100,000
Fair value of shares issued for purchasing marketable securities			$ 1,221,000